Property, Plant and Equipment - Detailed Information About Property,Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 26,219
Ending balance		27,184	$ 26,219	[1]
Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	27,522
Ending balance	[2]		27,522
Adjustments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		26,219
Ending balance			26,219
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,352	35,329
Effect of movements in foreign exchange		1,431	(156)
Acquisitions		4,221	4,395
Acquisitions through business combinations		169	9,346
Disposals		(1,566)	(1,683)
Disposals through the sale of subsidiaries		(60)	(88)
Transfer (to)/from other asset categories and other movements1		177	(1,487)
Ending balance		48,724	44,352
Acquisition cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		45,655	35,329
Ending balance			45,655
Acquisition cost [member] | Adjustments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,303)
Ending balance			(1,303)
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(18,133)	(16,377)
Effect of movements in foreign exchange		(697)	(190)
Depreciation		(3,567)	(2,986)
Disposals		1,161	1,431
Disposals through the sale of subsidiaries		48	(27)
Impairment losses		(85)	(39)
Transfer (to)/from other asset categories and other movements1		(267)	56
Ending balance		(21,540)	(18,133)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance		9,228
Land and buildings [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,418
Ending balance			9,418
Land and buildings [member] | Adjustments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,949
Ending balance			8,949
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,014
Effect of movements in foreign exchange		378
Acquisitions		192
Acquisitions through business combinations		81
Disposals		(344)
Disposals through the sale of subsidiaries		(14)
Transfer (to)/from other asset categories and other movements1		435
Ending balance		12,742	12,014
Land and buildings [member] | Acquisition cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,483
Ending balance			12,483
Land and buildings [member] | Acquisition cost [member] | Adjustments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(469)
Ending balance			(469)
Land and buildings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(3,065)
Effect of movements in foreign exchange		(118)
Depreciation		(472)
Disposals		141
Disposals through the sale of subsidiaries		9
Impairment losses		(2)
Transfer (to)/from other asset categories and other movements1		(7)
Ending balance		(3,514)	(3,065)
Plant and Equipment Fixtures and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance		15,691
Plant and Equipment Fixtures and Fittings [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		15,543
Ending balance			15,543
Plant and Equipment Fixtures and Fittings [member] | Adjustments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		14,709
Ending balance			14,709
Plant and Equipment Fixtures and Fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		29,777
Effect of movements in foreign exchange		988
Acquisitions		1,512
Acquisitions through business combinations		85
Disposals		(1,193)
Disposals through the sale of subsidiaries		(45)
Transfer (to)/from other asset categories and other movements1		2,594
Ending balance		33,717	29,777
Plant and Equipment Fixtures and Fittings [member] | Acquisition cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		30,611
Ending balance			30,611
Plant and Equipment Fixtures and Fittings [member] | Acquisition cost [member] | Adjustments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(834)
Ending balance			(834)
Plant and Equipment Fixtures and Fittings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(15,068)
Effect of movements in foreign exchange		(579)
Depreciation		(3,095)
Disposals through the sale of subsidiaries		39
Impairment losses		(83)
Transfer (to)/from other asset categories and other movements1		(260)
Ending balance		(18,026)	(15,068)
Construction in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance		2,265
Construction in Progress [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,561
Ending balance			2,561
Construction in Progress [member] | Adjustments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,561
Ending balance			2,561
Construction in Progress [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,561
Effect of movements in foreign exchange		65
Acquisitions		2,518
Acquisitions through business combinations		2
Disposals		(29)
Transfer (to)/from other asset categories and other movements1		(2,852)
Ending balance		2,265	2,561
Construction in Progress [member] | Acquisition cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 2,561
Ending balance			$ 2,561

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).
[2]	2016 amounts previously reported.